November 4, 2025

Via EDGAR

U.S. Securities and Exchange Commission Judiciary Plaza 100 F Street, NE Washington, D.C. 20549

RE:	MFG Funds, Inc. (Registration Nos. 333-07305; 811-07685)

Ladies and Gentlemen:

On behalf of MFG Funds, Inc. (formerly, Frontier Funds, Inc.) (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), the final form of the Prospectus for the MFG Core Infrastructure Fund and the Statement of Additional Information for each series of the Company is being filed concurrently with this letter.

In lieu of filing the form of the Company’s Prospectus for the MFG Global Sustainable Fund pursuant to Rule 497(c) of the Act, we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectus for the MFG Global Sustainable Fund that would have been filed pursuant to Rule 497(c) of the Act would not have differed from the form of the Prospectus contained in Post-Effective Amendment No. 131.  The text of Post-Effective Amendment No. 131 was filed electronically via EDGAR on October 28, 2025.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Emma L. Janicki

Emma L. Janicki